RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION

21. RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION

The Company’s related parties include its subsidiaries, joint arrangements and key management personnel. During its normal course of operation, the Company enters into transactions with its related parties for goods and services. All related party transactions for the years ended December 31, 2025 and 2024 have been disclosed in these consolidated financial statements.

These transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the parties.

Remuneration of key management personnel

Key management includes directors of the Company, the CEO, the CFO, the Executive Chairman, and other members of key management. Compensation to key management personnel was as follows:

	Year ended December 31,
	2025	2024
	$	$
Management and consulting fees	2,723	2,806
Share-based compensation expense	1,655	61
	4,378	2,867

Of the $2,723 in management and consulting fees incurred with related parties during the year ended December 31, 2025, $231 (2024 - $158) was related to directors’ fees and $2,492 (2024 - $2,648), was related to management fees.